INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN AFFILIATES

14.	INVESTMENTS IN AFFILIATES

At December 31, 2013 and 2012, we have the following participation in investments that are recorded using the equity method:

	2013	2012
Golar Partners (1) (2)	25.4%	29.9%
Egyptian Company for Gas Services S.A.E ("ECGS")	50%	50%
Golar Wilhelmsen Management AS ("Golar Wilhelmsen")	60%	60%

(1) Golar Partners and its subsidiaries were included in our consolidated financial statements until December 13, 2012, following its first AGM upon which the majority of directors were elected by the common unitholders, Golar Partners was deconsolidated and our interests in the subordinated units were accounted for under the equity method from that date (see note 5 for further details).

(2) We held a 41.4% (2012: 54.1%) ownership in Golar Partners as of December 31, 2013. However the 25.4% (2012: 29.9%) interest refers only to our interests in the subordinated units which are subject to the equity method accounting.

The carrying amounts of our investments in our equity method investments as at December 31, 2013 and 2012 are as follows:

(in thousands of $)	2013	2012

Golar Partners	344,858	362,064
ECGS	5,782	5,592
Golar Wilhelmsen	278	—
Equity in net assets of affiliates	350,918	367,656

The components of equity in net assets of non-consolidated affiliates are as follows:

(in thousands of $)	2013	2012
Cost	374,729	374,729
Dividend	(33,363)	(125)
Equity in net earnings (losses) of other affiliates	8,698	(6,948)
Share of other comprehensive income in affiliate	854	—
Equity in net assets of affiliates	350,918	367,656

Quoted market prices for ECGS and Golar Wilhelmsen are not available because these companies are not publicly traded. We hold various interests in Golar Partners (common units, subordinated units, general partner units and IDRs), however as discussed in detail in note 5, only the Company's interests in subordinated units have been accounted for under the equity method which are not listed but were initially fair valued as of the date of deconsolidation on December 13, 2012 (see note 5).

Golar Partners

Golar Partners is an owner and operator of FSRUs and LNG carriers under long-term charters. As of December 31, 2013, it had a fleet of eight vessels managed by the Company (2012: seven vessels).

In April 2011, we completed the IPO of Golar Partners and listed it on the Nasdaq Stock Exchange.

During the period from the IPO in April 2011 until the time of Golar Partner's first AGM on December 13, 2012, we retained the sole power to appoint, remove and replace all members of Golar Partners' board of directors. From the first AGM, the majority of the board members became electable by the common unitholders and, accordingly, from this date we no longer retain the power to control the board of directors. As a result, from December 13, 2012, Golar Partners has been considered as an affiliate entity and not as our controlled subsidiary (see note 5).

As of December 31, 2013, the carrying amount of the investment in Golar Partners (subordinated units) accounted for under the equity method was $344.9 million (2012: $362.1 million). Refer to note 5 for details of deconsolidation including determining the initial fair value of the investment in Golar Partners and the treatment of the basis difference.

Dividends received for the year ended December 31, 2013 in relation to our investments in Golar Partner's subordinated units amounted to $32.7 million.

ECGS

In December 2005, we entered into an agreement with The Egyptian Natural Gas Holding Company, or EGAS, and HK Petroleum Services to establish a jointly owned company ECGS, to develop hydrocarbon businesses in Egypt and in particular LNG related businesses.  In March 2006, we acquired 0.5 million common shares in ECGS at a subscription price of $1 per share.  This represents a 50% interest in the voting rights of ECGS. ECGS is jointly owned and operated together with other third parties.  Therefore we have adopted the equity method of accounting for our 50% investment in ECGS, as we consider we have joint significant influence.  In December 2011, ECGS called up its remaining share capital amounting to $7.5 million.  Of this, we paid $3.75 million to maintain our 50% equity interest.

Dividends received for each of the years ended December 31, 2013 and 2012 were $0.5 million and $0.1 million, respectively.

Golar Wilhelmsen

During 2010 Golar Management Ltd and Wilhelmsen Ship Management AS ("WSM") incorporated a Norwegian private limited company with the name "Golar Wilhelmsen Management AS" or Golar Wilhelmsen. The purpose is to build an organization specialized in the technical management of gas carriers. The company's focus shall be LNG carriers, FSRUs, floating LNG terminals and other gas carrying vessels which will initially include both our and Golar Partners' fleet of vessels and eventually vessels from third parties. WSM has for some time served as the technical manager for our vessels. In September 2010, we entered into new ship management agreements with Golar Wilhelmsen for our fleet, cancelling our previous arrangements.

Both we and WSM have joint control over the operational and financial policies of Golar Wilhelmsen. Accordingly, we have adopted the equity method of accounting for our interest in Golar Wilhelmsen as we consider we have joint significant influence by virtue of significant participating rights of the non-controlling interest, WSM.

Summarized financial information of the affiliated undertakings shown on a 100% basis are as follows:

(in thousands of $)	December 31, 2013			December 31, 2012
	Golar Wilhelmsen	ECGS	Golar Partners	Golar Wilhelmsen	ECGS	Golar Partners
Balance Sheet
Current assets	4,422	38,365	136,379	7,690	31,853	107,370
Non-current assets	6	156	1,584,840	—	1,368	1,403,604
Current liabilities	3,312	25,934	241,072	7,667	20,859	169,717
Non-current liabilities	400	1,183	910,020	—	1,183	1,099,713
Non-controlling interest	—	—	70,777	—	—	71,858

Statement of Operations
Revenue	5,957	75,309	329,190	4,245	61,769	286,630
Net income (loss)	695	1,318	150,819	(494)	849	127,141